Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	May. 31, 2015	May. 25, 2014	May. 26, 2013
Change in fair value of marketable securities, tax	$ 0.0	$ 0.0	$ (0.1)
Change in fair value of derivatives, tax	17.4	3.9	(0.6)
Net unamortized gain (loss) arising during period, including amortization of unrecognized net actuarial loss, tax	$ 4.8	$ 2.9	$ 11.3